Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000008867 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class NAV
Trading Symbol	JHBCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class NAV/JHBCDX) returned 21.96% for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their robust return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Consumer discretionary | Positions in Carvana Company, Amazon.com, Inc., and Tesla, Inc. were key contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Netflix, Inc., and Alphabet, Inc. (parent of Google).
TOP PERFORMANCE DETRACTORS
Healthcare | The fund’s holdings in this sector posted a loss, with the most notable weakness in Eli Lilly & Company and UnitedHealth Group, Inc. Thermo Fisher Scientific, Inc. and Danaher Corp. also detracted.
An overweight in Apple, Inc. | The stock failed to keep up with its mega-cap, technology-related peers, which weighed on fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class NAV/JHBCDX)	21.96%	11.19%	15.64%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,864,194,295
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 33,738,809
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,864,194,295
Total number of portfolio holdings	67
Total advisory fees paid (net)	$33,738,809
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

Sector Composition
Information technology	47.1%
Consumer discretionary	15.6%
Communication services	15.2%
Financials	9.4%
Health care	5.8%
Industrials	3.1%
Utilities	0.8%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

C000153948 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class C
Trading Symbol	JBGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$203	1.84%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class C/JBGCX) returned 20.62% (excluding sales charges) for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their robust return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Consumer discretionary | Positions in Carvana Company, Amazon.com, Inc., and Tesla, Inc. were key contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Netflix, Inc., and Alphabet, Inc. (parent of Google).
TOP PERFORMANCE DETRACTORS
Healthcare | The fund’s holdings in this sector posted a loss, with the most notable weakness in Eli Lilly & Company and UnitedHealth Group, Inc. Thermo Fisher Scientific, Inc. and Danaher Corp. also detracted.
An overweight in Apple, Inc. | The stock failed to keep up with its mega-cap, technology-related peers, which weighed on fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class C/JBGCX)	19.62%	9.97%	14.36%
Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge	20.62%	9.97%	14.36%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,864,194,295
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 33,738,809
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,864,194,295
Total number of portfolio holdings	67
Total advisory fees paid (net)	$33,738,809
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

Sector Composition
Information technology	47.1%
Consumer discretionary	15.6%
Communication services	15.2%
Financials	9.4%
Health care	5.8%
Industrials	3.1%
Utilities	0.8%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

C000153947 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	JBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$126	1.14%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class A/JBGAX) returned 21.47% (excluding sales charges) for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their robust return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Consumer discretionary | Positions in Carvana Company, Amazon.com, Inc., and Tesla, Inc. were key contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Netflix, Inc., and Alphabet, Inc. (parent of Google).
TOP PERFORMANCE DETRACTORS
Healthcare | The fund’s holdings in this sector posted a loss, with the most notable weakness in Eli Lilly & Company and UnitedHealth Group, Inc. Thermo Fisher Scientific, Inc. and Danaher Corp. also detracted.
An overweight in Apple, Inc. | The stock failed to keep up with its mega-cap, technology-related peers, which weighed on fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class A/JBGAX)	15.40%	9.62%	14.61%
Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge	21.47%	10.75%	15.20%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,864,194,295
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 33,738,809
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,864,194,295
Total number of portfolio holdings	67
Total advisory fees paid (net)	$33,738,809
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

Sector Composition
Information technology	47.1%
Consumer discretionary	15.6%
Communication services	15.2%
Financials	9.4%
Health care	5.8%
Industrials	3.1%
Utilities	0.8%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

C000008868 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class 1
Trading Symbol	JIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class 1/JIBCX) returned 21.91% for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the backdrop of positive economic growth, robust corporate earnings, and accommodative central bank policies. Growth stocks performed particularly well, due in part to continued enthusiasm about artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their robust return and sizable portfolio weighting. NVIDIA Corp., Microsoft Corp., and Broadcom, Inc. were the leading individual contributors.
Consumer discretionary | Positions in Carvana Company, Amazon.com, Inc., and Tesla, Inc. were key contributors.
Communication services | The fund’s strong return in the sector was driven by Meta Platforms, Inc., Netflix, Inc., and Alphabet, Inc. (parent of Google).
TOP PERFORMANCE DETRACTORS
Healthcare | The fund’s holdings in this sector posted a loss, with the most notable weakness in Eli Lilly & Company and UnitedHealth Group, Inc. Thermo Fisher Scientific, Inc. and Danaher Corp. also detracted.
An overweight in Apple, Inc. | The stock failed to keep up with its mega-cap, technology-related peers, which weighed on fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class 1/JIBCX)	21.91%	11.14%	15.59%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,864,194,295
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 33,738,809
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,864,194,295
Total number of portfolio holdings	67
Total advisory fees paid (net)	$33,738,809
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

Sector Composition
Information technology	47.1%
Consumer discretionary	15.6%
Communication services	15.2%
Financials	9.4%
Health care	5.8%
Industrials	3.1%
Utilities	0.8%
Consumer staples	0.8%
Materials	0.7%
Energy	0.2%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.6%
Microsoft Corp.	13.3%
Apple, Inc.	8.2%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	3.9%
Carvana Company	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
Netflix, Inc.	2.6%

C000009189 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class 1
Trading Symbol	JIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$85	0.86%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class 1/JIREX) declined 2.06% for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class 1/JIREX)	(2.06)%	6.83%	6.93%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 220,321,032
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,646,203
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

C000223234 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class A
Trading Symbol	JYEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$116	1.17%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class A/JYEBX) declined 2.35% (excluding sales charges) for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class A/JYEBX)	(7.26)%	5.43%	6.22%
Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge	(2.35)%	6.51%	6.77%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 220,321,032
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,646,203
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

C000223235 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class C
Trading Symbol	JABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$189	1.92%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class C/JABFX) declined 3.12% (excluding sales charges) for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class C/JABFX)	(4.08)%	5.76%	6.39%
Real Estate Securities Fund (Class C/JABFX)—excluding sales charge	(3.12)%	5.76%	6.39%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 220,321,032
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,646,203
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

C000223236 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class I
Trading Symbol	JABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class I/JABGX) declined 2.19% for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class I/JABGX)	(2.19)%	6.78%	6.90%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 220,321,032
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,646,203
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

C000223233 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	JABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$80	0.81%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class R6/JABIX) declined 2.10% for the year ended August 31, 2025. Real estate investment trusts (REITs) lagged the broad U.S. equity market, which rose during the 12-month period amid post-election optimism and a rebound in mega-cap technology stocks. In the second quarter of 2025, market volatility spiked as steep tariffs and fears about inflation weighed on investor sentiment. Soon, however, easing trade tensions and signals that the U.S. Federal Reserve may cut interest rates boosted a market recovery.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period following strong quarterly earnings results and increased same-store net operating income due to growth in the company’s senior housing portfolio.
American Healthcare REIT, Inc. | The stock of American Healthcare REIT, Inc. rose as the company reported better-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Prologis, Inc. | A position in Prologis, Inc., a global logistics real estate company, trended lower due to a deceleration in growth across the industrial REITs sector.
CubeSmart | Shares of CubeSmart, a self-storage REIT, fell due to weak same-store net income results and soft occupancy rates.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class R6/JABIX)	(2.10)%	6.85%	6.94%
S&P 500 Index	15.88%	14.74%	14.60%
Dow Jones U.S. Select REIT Index	(0.25)%	8.51%	5.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 220,321,032
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,646,203
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$220,321,032
Total number of portfolio holdings	38
Total advisory fees paid (net)	$1,646,203
Portfolio turnover rate	105%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	22.5%
Health care REITs	18.9%
Retail REITs	14.4%
Residential REITs	12.6%
Industrial REITs	11.6%
Diversified REITs	5.9%
Office REITs	4.7%
Hotels, restaurants and leisure	2.5%
Health care providers and services	1.8%
Real estate management and development	1.7%
Capital markets	1.7%
Hotel and resort REITs	1.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	11.4%
Prologis, Inc.	8.9%
Simon Property Group, Inc.	5.7%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	5.2%
Essex Property Trust, Inc.	5.0%
Public Storage	4.2%
Regency Centers Corp.	4.0%
AvalonBay Communities, Inc.	3.3%
Essential Properties Realty Trust, Inc.	3.2%

C000199364 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JSJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$95	0.96%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class R6/JSJFX) declined 1.09% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.
TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	(1.09)%	4.18%	7.31%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 529,654,424
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,737,496
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009243 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class NAV) declined 1.03% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.
TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class NAV)	(1.03)%	4.19%	7.32%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Net Assets	$ 529,654,424
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,737,496
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000199363 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JSJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$106	1.07%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class I/JSJIX) declined 1.15% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.
TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class I/JSJIX)	(1.15)%	4.07%	7.21%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 529,654,424
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,737,496
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	hinvestments.com/documents
C000199366 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JSJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$205	2.07%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class C/JSJCX) declined 2.15% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.
TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class C/JSJCX)	(3.10)%	3.04%	6.43%
Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge	(2.15)%	3.04%	6.43%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 529,654,424
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,737,496
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000199365 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JSJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$131	1.32%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class A/JSJAX) declined 1.42% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were particularly vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Consumer staples stocks | Consumer staples provided the greatest contribution to fund performance at the sector level.
Credo Technology Group Holding, Ltd. | This high-speed connectivity products maker benefited from strong demand from data centers built to power AI applications.
Sprouts Farmers Market, Inc. | The natural foods supermarket chain consistently outpaced earnings expectations during the period.
TOP PERFORMANCE DETRACTORS
Information technology stocks | The fund’s second-largest sector had the biggest negative impact on performance as large-cap, AI-oriented technology stocks garnered the most demand from investors.
Alkami Technology, Inc. | The cloud-based digital banking platform provider reported weaker-than-expected earnings and lowered its revenue projections for 2025.
TransMedics Group, Inc. | This medical technology firm reported disappointing profits in late 2024, leading the fund to sell the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class A/JSJAX)	(6.36)%	2.76%	6.48%
Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge	(1.42)%	3.82%	7.03%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2000 Growth Index	10.48%	7.07%	8.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 529,654,424
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,737,496
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$529,654,424
Total number of portfolio holdings	62
Total advisory fees paid (net)	$2,737,496
Portfolio turnover rate	141%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Sector Composition
Industrials	28.7%
Information technology	23.8%
Health care	16.7%
Financials	13.3%
Consumer discretionary	7.3%
Consumer staples	3.1%
Materials	2.7%
Energy	1.7%
Real estate	1.3%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
The Ensign Group, Inc.	3.8%
Credo Technology Group Holding, Ltd.	3.4%
VSE Corp.	3.0%
Moelis & Company, Class A	3.0%
Varonis Systems, Inc.	2.9%
RBC Bearings, Inc.	2.9%
First Financial Bankshares, Inc.	2.9%
Crane Company	2.8%
Stifel Financial Corp.	2.8%
Sterling Infrastructure, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.
On August 6, 2025, the shareholders of John Hancock Funds II New Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on August 22, 2025.
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.82% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000069283 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class A
Trading Symbol	JAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class A/JAAAX) returned 4.46% (excluding sales charges) for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class A/JAAAX)	(0.76)%	3.14%	2.91%
Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge	4.46%	4.21%	3.43%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 970,687,264
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,695,901
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000102118 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class C
Trading Symbol	JAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class C/JAACX) returned 3.74% (excluding sales charges) for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class C/JAACX)	2.74%	3.48%	2.71%
Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge	3.74%	3.48%	2.71%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 970,687,264
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,695,901
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000098166 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class I
Trading Symbol	JAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class I/JAAIX) returned 4.83% for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class I/JAAIX)	4.83%	4.53%	3.75%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 970,687,264
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,695,901
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113512 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R2
Trading Symbol	JAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R2/JAAPX) returned 4.38% for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R2/JAAPX)	4.38%	4.12%	3.33%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 970,687,264
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,695,901
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000128529 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R4
Trading Symbol	JAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R4/JAASX) returned 4.68% for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R4/JAASX)	4.68%	4.38%	3.60%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 970,687,264
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,695,901
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106470 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R6
Trading Symbol	JAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R6/JAARX) returned 4.87% for the year ended August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities and bonds posted gains in this environment, as did many of the alternative investment categories where the fund has exposure.
TOP PERFORMANCE CONTRIBUTORS
Two funds that use alternative investment approaches | Disciplined Value Global Long/Short Fund (Boston Partners) and JPMorgan Hedged Equity Fund were top contributors at a time of strong returns for global equities.
Certain absolute return strategies | BlackRock Tactical Opportunities Fund and Calamos Market Neutral Income Fund were among several absolute return strategies that contributed to the fund’s absolute return.
Other portfolio holdings | Funds that invest in precious metals, commodity futures, and infrastructure stocks, as well as those that use merger arbitrage strategies, were also contributors to performance.
TOP PERFORMANCE DETRACTORS
Two of the fund’s absolute return strategies | Virtus AlphaSimplex Managed Futures Strategy Fund and Diversified Macro Fund (Graham) were out of step with the volatile market conditions that characterized the annual period.
Real estate investment trusts | The category lagged due to the combination of rising long-term bond yields and investors’ preference for higher-growth market segments.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R6/JAARX)	4.87%	4.64%	3.86%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 970,687,264
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 2,695,901
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$970,687,264
Total number of portfolio holdings	16
Total advisory fees paid (net)	$2,695,901
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.6%
Absolute return strategies	27.8%
Alternative investment approaches	16.3%
Alternative markets	4.5%
Unaffiliated investment companies	49.2%
Absolute return strategies	33.9%
Alternative investment approaches	13.0%
Alternative markets	2.3%
Short-term investments and other	2.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.